SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 03, 2021	Oct. 28, 2021	Jun. 18, 2021	Jan. 31, 2021	Nov. 30, 2020	Jan. 31, 2020	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Nov. 23, 2020
Purchase agreements, description				the Company agreed to sell to the Purchasers a total of (i) $2,799,000 in the aggregate principal amount of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures (the “Debentures”), and (ii) 699,750 common stock purchase warrants (the “Warrants”), which represents 100% warrant coverage. The Company received a total of $2,488,000 in gross proceeds from the offerings, taking into account the 12.5% original issue discount, before deducting offering expenses and commissions, including the placement
Issuance of shares										175,422
Principal amount (in Dollars)											$ 250,000
Acquisition shares to be held in reserve				30,446
Cash paid for acquisition (in Dollars)				$ 180,000				$ 2,304,528	$ 0
Intangible assets acquired (in Dollars)							$ 16,000,000
Stock Issued During Period, Value, Acquisitions (in Dollars)				$ 16,000,000
Reverse stock split			1-for-2.5
Accrued expenses								250,000
Investor relations payment								$ 253,505
Shares to be issued for an acquisition				205,867
Exercise price (in Dollars per share)								$ 4.87		$ 2.24
Original issue discount						1.50%
Paycheck Protection Program Loan [Member]
Loan amount forgiven (in Dollars)				$ 24,750
Stock Option [Member]
Options granted to purchase common stock (in Shares)		72,500
Exercise price (in Dollars per share)		$ 2.96
Vesting initial vesting date		October 28, 2022
Vesting period		over four years
Option term		five years
Preferred Stock Series D
Issuance of shares										265,391
Number of Series D shares cancelled										8,755
Number of warrants cancelled										2,000
Number of Series D shares converted to common										53,078
Series F Preferred Stock [Member]
Issuance of shares										81,196
Number of Series F preferred converted to common										16,239
Convertible Debt [Member]
Issuance of shares										42,935
Principal amount (in Dollars)					$ 283,984
Conversion price										$ 171,137
Interest converted to shares (in Dollars)										$ 602
Convertible debt (in Dollars)					$ 250,000
Original issue discount					12.50%
Number of warrants				70,996
2021 Equity Incentive Plan
Options granted to purchase common stock (in Shares)	32,500
Exercise price (in Dollars per share)	$ 3.45
Vesting initial vesting date	October 3, 2022
Vesting period	four years
Term	5 years
Restricted common stock [Member]
Shares to be issued for an acquisition				1,441,065
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in Dollars per share)				$ 7.00
2021 Equity Incentive Plan One
Options granted to purchase common stock (in Shares)	22,000
Exercise price (in Dollars per share)	$ 3.45
Vesting initial vesting date	January 3, 2022
Vesting period	four years
Term	5 years
2021 Equity Incentive Plan Four
Options granted to purchase common stock (in Shares)	5,000
Exercise price (in Dollars per share)	$ 3.45
Vesting initial vesting date	October 3, 2022
Vesting period	four years
Term	5 years
2021 Equity Incentive Plan Two
Options granted to purchase common stock (in Shares)	21,900
Exercise price (in Dollars per share)	$ 3.45
Vesting initial vesting date	January 3, 2022
Vesting period	four years
Term	5 years
2021 Equity Incentive Plan Three
Options granted to purchase common stock (in Shares)	100,000
Exercise price (in Dollars per share)	$ 3.45
Vesting initial vesting date	October 3, 2021
Vesting period	two years
Term	5 years